Net investment in lease - Schedule of Net Investment in Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease receivables	$ 751.4	$ 429.3
Unguaranteed residual value	6.9	0.0
Net investment in lease	758.3	429.3
Current portion of net investment in lease	(16.8)	(10.7)
Long-term portion of net investment in lease	$ 741.5	$ 418.6